Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Lease Agreements

The Company leases office space in numerous medical facilities offices under month-to-month agreements.

Rent expense for the three months ended March 31, 2022 and 2021 was $203,017 and $71,448, respectively.

At March 31, 2022, the future minimum lease payments under non-cancellable operating leases were:

Nine months ended December 31, 2022	$809,010
Fiscal year 2023	832,893
Fiscal year 2024	326,974
$1,968,877

Note 13 – Commitments and Contingencies

Employment Agreements

On December 28, 2020, the Company entered into new three-year Employment Agreements with CEO Marco Alfonsi, CFO Stanley Teeple, and Pure Health Products LLC Pasquale Ferro. Under these agreements, they are to receive a i) base salary of fifteen thousand dollars ($15,000.00) per month, ii) is eligible to receive cash and or stock bonuses, iii) shall receive a stock bonus in accordance with the Company’s Incentive Stock Option Plan (“ISOP”) in an amount of one-hundred thousand dollars ($100,000) per year of the Agreement, iv) 200 shares of the Company’s Series C Preferred stock, v) usual and customary benefits including expense reimbursement, health and life insurance plan reimbursements and allowances. Phil Scala. Interim COO also received a similar agreement with a base compensation of fifty-two thousand annually, $100,000 in ISO, and 20 Preferred C shares.

Consulting Agreements

On July 15, 2020, we engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, we agreed to pay the Consulting Firm a restricted common stock monthly fee of $5,000 per month for the initial 3 months., $6,250 per month for months 4-6., $7,500 per month for month 7 and after. At CANB’s option, the monthly fee may be payable in part or in whole in cash. Monthly Fee, such amount shall be paid via issuance of restricted common shares of CANB. The shares are to be issued in the name of Tysadco Partners. The number of common shares earned each month shall be calculated and issued on a quarterly basis prior to each 90-day period and based on the value at the closing price on the last day of the preceding period. All common shares earned by the Consultant pursuant to this Agreement shall be issued by CANB on a quarterly basis.

Lease Agreements

The Company leases office space in numerous medical facilities offices under month-to-month agreements.

Rent expense for the years ended December 31, 2021 and 2020 was $641,779 and $193,069, respectively.

At December 31, 2021, the future maturities of lease liabilities were as follows:

2022	$808,223
2023	930,196
2024	461,872
$2,200,291